INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The provision for income taxes for the year ended December 31, 2015, the twelve and six months end December 31, 2014 and years ended June 30, 2014 and 2013 includes these components:

		Twelve Months
	Year Ended	Ended	Six Months Ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013

Current
Federal	$20,000	$73,760	$73,760	$-	$-
State	-	-	-	-	35,527
Deferred	-	-	-	-	-

Total income tax expense	$20,000	$73,760	$73,760	$-	$35,527

Federal income tax expense for the year ended December 31, 2015 was $20,000 due to the alternative minimum tax. Federal income tax expense for the twelve and six months ended December 31, 2014 was $73,760 due to the correction of an overstated Federal income tax receivable. The income tax expense for all periods presented differs from the amounts computed by applying the federal income tax rate of 34% to earnings before federal income tax expense. These differences are primarily caused by expenses that are not deductible for tax purposes and tax adjustments related to prior federal income tax returns.

A reconciliation of income tax expense at the Federal statutory rate to the Company’s actual income tax expense for all periods presented is shown below:

		Twelve Months
	Year Ended	Ended	Six Months Ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013

Federal tax at the statutory rate (34%)	$115,809	$135,777	$366,130	$(419,758)	$(45,057)
Benefit from permanent differences:
State income taxes, net of Federal tax benefit	(107,109)	-	-	-	23,448
Bargain purchase gain	-	(985,608)	(985,608)	-	-
Bank-owned life insurance	(61,622)	(63,152)	(31,399)	(63,470)	(60,943)

Change in valuation allowance	(138,703)	465,739	465,739	196,600	209,745
Other, net	211,625	521,004	258,898	286,628	(91,666)

Total income tax expense	$20,000	$73,760	$73,760	$-	$35,527

The tax effects of temporary differences related to deferred taxes were:

	At December 31,
	2015	2014
Deferred tax assets:
Allowance for loan losses	$472,681	$664,127
Stock awards	-	46,940
Board of Directors retirement plan	453,287	126,788
Tax credits	46,869	27,965
Other	623,368	131,043
Deferred compensation	-	151,282
Purchase accounting	52,967	243,308
Organizational costs	204,024	680,030
Net operating loss carryforwards	2,783,762	3,456,274
Total deferred tax assets	4,636,958	5,527,757

Deferred tax liabilities:
FHLB stock dividends	(22,445)	(59,888)
Depreciation and amortization	(439,734)	(405,423)
Loan origination costs	(83,889)	(49,708)
Other	(9,172)	(156,192)
Total deferred tax liabilities	(555,240)	(671,211)

Net deferred tax asset before valuation allowance	4,081,718	4,856,546

Valuation allowance:
Beginning balance	(4,856,546)	(1,748,285)
Decrease/(Increase) due to merger/prior adjustments	636,125	(2,642,522)
Decrease/(Increase) during the period	138,703	(465,739)
Ending balance	(4,081,718)	(4,856,546)

Net deferred tax asset	$-	$-

A valuation allowance for deferred tax assets is recorded when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and tax planning strategies which will create taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income, NOL carry-back potential, and tax planning strategies in making this assessment. At December 31, 2015 and 2014, June 30, 2014 and 2013, management established a deferred tax asset valuation allowance of approximately $4.1 million, $4.9 million, $1.7 million and $1.6 million, respectively, based on its assessment of the amount of net deferred tax assets that are more-likely-than-not to be realized.

At December 31, 2015, the Company had federal operating loss carry-forwards of approximately $7.6 million. At December 31, 2014, Bank 34 acquired net operating loss carryforwards of approximately $11.0 million. The acquired losses are subject to IRC 382 limitations, which limit the annual use of acquired losses to $250,000 per year, and begin to expire in 2027. As such, as of December 31, 2015, Bank 34 has recorded deferred tax assets and related valuation allowance for $5.0 million of net operating losses related to the merger. Previously held loss carryforwards are not subject to the same limitations and begin to expire in 2031.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. As of December 31, 2015 and 2014, June 30, 2014 and 2013, there were no material uncertain tax positions related to federal and state income tax matters. The Company files consolidated U.S. federal, Arizona, New Mexico, and Texas income/franchise tax returns. At December 31, 2015, the Company’s tax returns open for review by the taxing authorities were 2012 to 2014 for federal and 2011 to 2014 for states.